Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Abstract]
Accounts receivable write offs	$ 40,580
Provision for doubtful accounts	$ 0	$ 167,202